ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND OPERATIONS
ORGANIZATION AND OPERATIONS

1. ORGANIZATION AND OPERATIONS

        CIM Urban Partners, LP and subsidiaries (the "Partnership," "we," "us," or "our"), a Delaware limited partnership, was formed pursuant to the agreement of limited partnership dated February 4, 2005, as amended and restated, and subsequently amended (the "Partnership Agreement"). The Partnership invests in substantially stabilized real estate assets located in high-population density, high-barrier-to-entry urban markets, which include traditional downtown areas and suburban main streets that lie within the metropolitan areas of the United States of America. The partners of the Partnership are CIM Urban Partners GP, LLC ("REIT GP"), a California limited liability company, as the general partner, and CIM Urban REIT, LLC ("REIT"), a Delaware limited liability company, as the limited partner. REIT GP contributed $1,000 of capital, with the REIT contributing the balance. Profits and losses are allocated to the partners and cash is distributed in accordance with the Partnership Agreement.

        The term of the Partnership expires upon the first of the following to occur: (a) an election to dissolve the Partnership is made by REIT GP with the consent of the REIT, as defined, (b) an election to dissolve the Partnership is made by REIT GP after the reduction to cash of all or substantially all of the Partnership's investments, or (c) subject to the provisions of the Partnership Agreement, the bankruptcy, dissolution, removal, or other withdrawal of REIT GP or the sale, transfer, or assignment by REIT GP of its interest in the Partnership.

        The REIT was formed pursuant to the limited liability company agreement dated February 4, 2005, as amended and restated, and subsequently amended for the purpose of investing in limited partnership interests in the Partnership. The REIT has two classes of ownership interests outstanding and authorized for issuance: Class A and Class B, each of which is represented by respective membership units. The subscribed Class A members of the REIT are CIM Urban Sponsor, LLC, a California limited liability company and an affiliate of REIT GP, and various unrelated institutional investors, primarily tax-exempt entities.

        The Class B members of the REIT are CIM Group, LLC ("CIM Group"), an affiliate of REIT GP, the general partner of the Partnership, and various unrelated parties.